UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09165

Kelmoore Strategic Trust

(Exact name of registrant as specified in charter)

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Address of principal executive offices) (Zip code)

Matthew Kelmon, President

Kelmoore Strategic Trust

2465 East Bayshore Road, Suite 300

Palo Alto, CA 94303

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 486-3717

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KELMOORE STRATEGY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2007

Shares		Value (Note 1)
COMMON STOCKS - 100.2%
	Consumer Discretionary - 12.9%
80,000	Best Buy Co., Inc.	$3,681,600
35,000	Comcast Corp., Class A+	846,300
27,500	General Motors Corp.	1,009,250
40,000	Home Depot, Inc.	1,297,600
2,500	Idearc, Inc.	78,675
15,000	MGM Mirage+	1,341,600
15,000	Sears Holdings Corp.+	1,908,000

		10,163,025

	Consumer Staples - 5.0%
25,000	Altria Group, Inc.	1,738,250
50,000	Wal-Mart Stores, Inc.	2,182,500

		3,920,750

	Energy - 10.0%
25,000	Chevron Corp.	2,339,500
15,000	ConocoPhillips	1,316,550
25,000	Exxon Mobil Corp.	2,314,000
50,000	Halliburton Co.	1,920,000

		7,890,050

	Financials - 21.3%
20,000	American Express Co.	1,187,400
30,000	American International Group, Inc.	2,029,500
50,000	Citigroup, Inc.	2,333,500
10,000	Goldman Sachs Group, Inc. (The)	2,167,400
50,000	JPMorgan Chase & Co.	2,291,000
40,000	Merrill Lynch & Co., Inc.	2,851,200
50,000	NYSE Euronext	3,958,500

		16,818,500

	Health Care - 20.1%
50,000	Amgen, Inc.+	2,828,500
17,500	Covidien, Ltd.+	726,250
40,000	Eli Lilly & Co.	2,277,200
54,600	Genentech, Inc.+	4,259,892
30,000	Merck & Co., Inc.	1,550,700
100,000	Pfizer, Inc.	2,443,000
40,000	Wyeth	1,782,000

		15,867,542

	Industrials - 6.9%
10,000	Boeing Co.	1,049,900
10,000	Caterpillar, Inc.	784,300
20,000	General Electric Co.	828,000
17,500	Tyco International, Ltd.	775,950
25,000	United Technologies Corp.	2,012,000

		5,450,150

	Information Technology - 17.0%
100,000	Cisco Systems, Inc.+	3,311,000
20,000	Hewlett-Packard Co.	995,800
100,000	Intel Corp.	2,586,000
100,000	Marvell Technology Group, Ltd.+	1,637,000
75,000	Microsoft Corp.	2,209,500
17,500	Tyco Electronics, Ltd.	620,025
75,000	Yahoo!, Inc.+	2,013,000

		13,372,325

	Materials - 4.0%
50,000	Alcoa, Inc.	1,956,000
25,000	E.I. du Pont de Nemours & Co.	1,239,000

		3,195,000

	Telecommunication Services - 3.0%
35,000	AT&T, Inc.	1,480,850
20,000	Verizon Communications, Inc.	885,600

		2,366,450

	TOTAL COMMON STOCKS
	(Cost $ 83,330,395)	79,043,792

WARRANTS - 0.0%
	Information Technology - 0.0%
36,415	Alcatel-Lucent, ADR+
	(Cost $ 0)	401

	TOTAL INVESTMENTS - 100.2%
	(Cost $83,330,395)	79,044,193

See Notes to Portfolio of Investments.

KELMOORE STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)—(Continued)	September 30, 2007

Number of Contract Shares Subject to Call		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN - (0.4)%++
	Consumer Discretionary - (0.1)%
27,500	General Motors Corp.	10/20/07	$40.00	$(13,200)
15,000	MGM Mirage	10/20/07	90.00	(37,500)

				(50,700)

	Energy - (0.0)%
25,000	Chevron Corp.	10/20/07	95.00	(41,250)

	Financials - (0.2)%
10,000	Goldman Sachs Group, Inc. (The)	10/20/07	210.00	(102,000)
40,000	Merrill Lynch & Co., Inc.	10/20/07	75.00	(50,000)

				(152,000)

	Health Care - (0.0)%
30,000	Merck & Co., Inc.	11/17/07	55.00	(18,000)

	Industrials - (0.1)%
25,000	United Technologies Corp.	10/20/07	80.00	(51,250)

	Information Technology - (0.0)%
20,000	Hewlett-Packard Co.	10/20/07	50.00	(20,000)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(310,965))			(333,200)

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%	$157,155

NET ASSETS—100.0%	$78,868,148

Portfolio Sector Weighting (as a percent of market value)
Financials	21.2%
Health Care	20.1%
Information Technology	17.0%
Consumer Discretionary	12.8%
Energy	10.0%
Industrials	6.8%
Consumer Staples	5.0%
Materials	4.1%
Telecommunication Services	3.0%

ADR	American Depository Receipt.
+	Non-income producing security.
++	All of the written call options have common stocks pledged as collateral.

See Notes to Portfolio of Investments.

KELMOORE STRATEGY EAGLE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2007

Shares		Value (Note 1)
COMMON STOCKS - 96.9%
	Consumer Discretionary - 12.6%
50,000	Best Buy Co., Inc.	$2,301,000
50,000	Boyd Gaming Corp.	2,142,500
40,000	EchoStar Communications Corp., Class A+	1,872,400
100,000	Hovnanian Enterprises, Inc., Class A+	1,109,000
12,500	MGM Mirage+	1,118,000
400,900	Sirius Satellite Radio, Inc.+	1,399,141
100,000	Starbucks Corp.+	2,620,000
50,000	XM Satellite Radio Holdings, Inc., Class A+	708,500

		13,270,541

	Energy - 1.9%
50,000	Halliburton Co.	1,920,000

	Financials - 16.7%
25,000	Bear Stearns Cos., Inc. (The)	3,070,250
25,000	Goldman Sachs Group, Inc. (The)	5,418,500
40,000	Lehman Brothers Holdings, Inc.	2,469,200
20,000	Merrill Lynch & Co., Inc.	1,425,600
20,000	Morgan Stanley	1,260,000
50,000	NYSE Euronext	3,958,500

		17,602,050

	Health Care - 12.3%
70,000	Amgen, Inc.+	3,959,900
50,000	Celgene Corp.+	3,565,500
50,000	Genentech, Inc.+	3,901,000
25,000	Genzyme Corp.+	1,549,000

		12,975,400

	Information Technology - 53.4%
50,000	Adobe Systems, Inc.+	2,183,000
60,000	Akamai Technologies, Inc.+	1,723,800
100,000	Applied Materials, Inc.	2,070,000
50,000	Broadcom Corp., Class A+	1,822,000
50,000	Corning, Inc.	1,232,500
200,000	Creative Technology, Ltd.	820,000
100,000	Electronic Arts, Inc.+	5,599,000
100,000	F5 Networks, Inc.+	3,719,000
5,000	Google, Inc., Class A+	2,836,350
11,500	Linear Technology Corp.	402,385
250,000	Marvell Technology Group, Ltd.+	4,092,500
200,000	Micron Technology, Inc.+	2,220,000
50,000	Microsoft Corp.	1,473,000
200,000	Motorola, Inc.	3,706,000
75,000	Network Appliance, Inc.+	2,018,250
75,000	QUALCOMM, Inc.	3,169,500
200,000	Rackable Systems, Inc.+	2,594,000
35,000	Salesforce.com, Inc.+	1,796,200
500,000	Sun Microsystems, Inc.+	2,805,000
150,000	Symantec Corp.+	2,907,000
50,000	Texas Instruments, Inc.	1,829,500
50,000	Valueclick, Inc.+	1,123,000
150,000	Yahoo!, Inc.+	4,026,000

		56,167,985

	TOTAL COMMON STOCKS
	(Cost $ 116,944,034)	101,935,976

EXCHANGE-TRADED FUNDS - 1.8%
50,000 Semiconductor HOLDRs Trust	1,915,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost 1,850,450)	1,915,000

Number of Contract Shares Subject to Put		Expiration Date	Strike Price
PUT OPTIONS PURCHASED - 0.1%
	Financials - 0.1%
25,000	Bear Stearns Cos., Inc. (The)	10/20/07	$120.00	92,500

	TOTAL PUT OPTIONS PURCHASED
	(Cost $ 119,850)			92,500

TOTAL INVESTMENTS - 98.8%
(Cost $ 118,914,334)	103,943,476

See Notes to Portfolio of Investments.

KELMOORE STRATEGY EAGLE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)—(Continued)	September 30, 2007

Number of Contract Shares Subject to Call/Put		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN - (0.6)%++
	Consumer Discretionary - (0.1)%
40,000	EchoStar Communications Corp., Class A	11/17/07	$47.50	$(94,000)
12,500	MGM Mirage	10/20/07	95.00	(12,500)
50,000	XM Satellite Radio Holdings, Inc., Class A	10/20/07	15.00	(27,500)

				(134,000)

	Energy - (0.1)%
50,000	Halliburton Co.	10/20/07	37.50	(85,000)

	Financials - (0.2)%
25,000	Bear Stearns Cos., Inc. (The)	10/20/07	135.00	(25,000)
25,000	Goldman Sachs Group, Inc. (The)	10/20/07	220.00	(100,000)
40,000	Lehman Brothers Holdings, Inc.	10/20/07	65.00	(32,000)
20,000	Merrill Lynch & Co., Inc.	10/20/07	75.00	(25,000)
20,000	Morgan Stanley	10/20/07	65.00	(20,000)

				(202,000)

	Health Care - (0.1)%
50,000	Celgene Corp.	10/20/07	70.00	(150,000)

	Information Technology - (0.1)%
100,000	F5 Networks, Inc	10/20/07	45.00	(17,500)
5,000	Google, Inc., Class A	10/20/07	580.00	(53,000)

				(70,500)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(695,864))			(641,500)

PUT OPTIONS WRITTEN - (0.2)%
	Consumer Discretionary - (0.2)%
25,000	Boyd Gaming Corp.	11/17/07	$50.00	$(188,750)
15,000	MGM Mirage	10/20/07	90.00	(47,250)

				(236,000)

	TOTAL PUT OPTIONS WRITTEN
	(Premiums Received $(238,756))			(236,000)

CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%	2,108,815

NET ASSETS—100.0%	$105,174,791

Portfolio Sector Weighting (as a percent of market value)
Information Technology	54.5%
Financials	17.0%
Consumer Discretionary	12.5%
Health Care	12.4%
Exchange-Traded Funds	1.8%
Energy	1.8%

+	Non-income producing security.
++	All of the written call options have common stocks pledged as collateral.

See Notes to Portfolio of Investments.

KELMOORE STRATEGY LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	September 30, 2007

Shares		Value (Note 1)
COMMON STOCKS - 78.0%
	Consumer Discretionary - 11.0%
22,500	Best Buy Co., Inc.	$1,035,450
30,000	Home Depot, Inc.	973,200
500	Idearc, Inc.	15,735
40,000	News Corp., Class B	935,600
5,000	Sears Holdings Corp.+	636,000
30,000	Time Warner, Inc.	550,800

		4,146,785

	Consumer Staples - 3.6%
10,000	Altria Group, Inc.	695,300
15,000	Wal-Mart Stores, Inc.	654,750

		1,350,050

	Energy - 9.3%
8,000	Chevron Corp.	748,640
8,000	Exxon Mobil Corp.	740,480
20,000	Halliburton Co.	768,000
12,000	Schlumberger, Ltd.	1,260,000

		3,517,120

	Financials - 18.1%
10,000	American Express Co.	593,700
15,000	American International Group, Inc.	1,014,750
27,500	Citigroup, Inc.	1,283,425
5,000	Discover Financial Services+	104,000
5,000	Goldman Sachs Group, Inc. (The)	1,083,700
10,000	Lehman Brothers Holdings, Inc.	617,300
10,000	Merrill Lynch & Co., Inc.	712,800
10,000	Morgan Stanley	630,000
10,000	NYSE Euronext	791,700

		6,831,375

	Health Care - 13.8%
20,000	Amgen, Inc.+	1,131,400
8,750	Covidien, Ltd.+	363,125
12,500	Eli Lilly & Co.	711,625
20,000	Johnson & Johnson	1,314,000
10,000	Merck & Co., Inc.	516,900
30,000	Pfizer, Inc.	732,900
10,000	Wyeth	445,500

		5,215,450

	Industrials - 7.7%
12,000	Caterpillar, Inc.	941,160
15,000	General Electric Co.	621,000
8,750	Tyco International, Ltd.	387,975
10,000	United Parcel Service, Inc., Class B	751,000
2,400	United Technologies Corp.	193,152

		2,894,287

	Information Technology - 11.7%
15,000	Hewlett-Packard Co.	746,850
70,000	Intel Corp.	1,810,200
30,000	Microsoft Corp.	883,800
8,750	Tyco Electronics, Ltd.	310,013
25,000	Yahoo!, Inc.+	671,000

		4,421,863

	Telecommunication Services - 2.8%
25,000	AT&T, Inc.	1,057,750

	TOTAL COMMON STOCKS
	(Cost $ 31,127,916)	29,434,680

EXCHANGE-TRADED FUNDS - 3.4%
25,000	PowerShares QQQ	1,285,250

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 1,187,750)	1,285,250

Number of Contract Shares Subject to Put		Expiration Date	Strike Price
PUT OPTIONS PURCHASED - 1.1%
	Exchange-Traded Funds - 1.1%
200,000	SPDR Trust Series 1	10/20/07	$152.00	390,000

	TOTAL PUT OPTIONS PURCHASED
	(Cost $ 405,200)			390,000

TOTAL INVESTMENTS - 82.5%
(Cost $ 32,720,866)	31,109,930

See Notes to Portfolio of Investments.

KELMOORE STRATEGY LIBERTY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)—(Continued)	September 30, 2007

Number of Contract Shares Subject to Call/Put		Expiration Date	Strike Price	Value (Note 1)
CALL OPTIONS WRITTEN - (0.5)%++
	Energy - (0.3)%
8,000	Chevron Corp.	10/20/07	$95.00	$(13,200)
12,000	Schlumberger, Ltd	10/20/07	100.00	(84,000)

				(97,200)

	Financials - (0.2)%
10,000	American Express Co.	10/20/07	65.00	(1,500)
5,000	Goldman Sachs Group, Inc. (The)	10/20/07	220.00	(20,000)
10,000	Lehman Brothers Holdings, Inc.	10/20/07	65.00	(8,000)
10,000	Merrill Lynch & Co., Inc.	10/20/07	75.00	(12,500)
10,000	Morgan Stanley	10/20/07	65.00	(10,000)
10,000	NYSE Euronext	11/17/07	85.00	(27,000)

				(79,000)

	Health Care - (0.0)%
12,500	Eli Lilly & Co.	10/20/07	60.00	(2,500)

	Industrials - (0.0)%
12,000	Caterpillar, Inc.	10/20/07	85.00	(4,920)
15,000	General Electric Co.	10/20/07	42.50	(5,850)
10,000	United Parcel Service, Inc., Class B	10/20/07	80.00	(1,000)

				(11,770)

	Information Technology - (0.0)%
15,000	Hewlett-Packard Co.	10/20/07	50.00	(15,000)

	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $(167,065))			(205,470)

PUT OPTIONS WRITTEN - (0.4)%
	Industrials - (0.1)%
10,000	Boeing Co.	10/20/07	105.00	(22,500)

	Information Technology - (0.2)%
10,000	International Business Machines Corp.	10/20/07	120.00	(38,000)
25,000	Yahoo!, Inc.	10/20/07	27.50	(38,000)

				(76,000)

	Materials - (0.1)%
20,000	Alcoa, Inc.	10/20/07	40.00	(40,000)

	TOTAL PUT OPTIONS WRITTEN
	(Premiums Received $(212,607))			(138,500)

CASH AND OTHER ASSETS, LESS LIABILITIES - 18.4%	6,956,020

NET ASSETS - 100.0%	$37,721,980

Portfolio Sector Weighting (as a percent of market value)
Financials	21.9%
Health Care	16.9%
Information Technology	14.1%
Consumer Discretionary	13.5%
Energy	11.1%
Industrials	9.3%
Exchange-Traded Funds	5.5%
Consumer Staples	4.4%
Telecommunication Services	3.4%
Materials	(0.1)%

+	Non-income producing security.
++	All of the written call options have common stocks pledged as collateral.

See Notes to Portfolio of Investments.

KELMOORE STRATEGIC TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)	September 30, 2007

Note 1 - Valuation Policies

A. Security Valuation. The Funds’ securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Valuation Committee under procedures approved by the Board. Since the Funds generally purchase highly liquid equity securities on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally: (1) on a U.S. exchange are valued at the mean between the closing bid and asked prices; and (2) on a foreign exchange are valued at the most recent closing price. Equity securities that are traded in the over-the-counter market only, but are not included in the NASDAQ, are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost. Valuations may be obtained from independent pricing services approved by the Board.

B. Option Valuation. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange (“CBOE”). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or a loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss is reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss is reduced by the amount of option premium received.

KELMOORE STRATEGIC TRUST
NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) - (Continued)	September 30, 2007

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund’s ability to write options or enter closing transactions. As the options written by the Funds are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Note 2 - Tax Disclosure

The aggregate gross unrealized appreciation and depreciation at September 30, 2007 for the Funds is as follows:

Unrealized	Cost	Depreciated Securities	Appreciated Securities	Net Depreciation
Strategy Fund	$83,330,395	$(6,522,815)	$2,236,613	$(4,286,202)
Eagle Fund	118,914,334	(17,111,792)	2,140,934	(14,970,858)
Liberty Fund	32,720,866	(2,200,589)	589,653	(1,610,936)

No provision for federal income taxes is required since the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders all of their taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2007.

At December 31, 2006, each of the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2009	2010	2012	2014	Total
Strategy Fund	$71,464,398	$62,519,008	$19,872,287	$1,562,216	$155,417,909
Eagle Fund	—	—	—	25,416,810	25,416,810
Liberty Fund	—	—	—	2,859,297	2,859,297

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kelmoore Strategic Trust

By (Signature and Title)*	/s/ Matthew Kelmon
Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date	October 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew Kelmon
Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date	October 31, 2007

By (Signature and Title)*	/s/ Shawn K.Young
Shawn K.Young, Treasurer (principal financial officer)

Date	October 31, 2007

*	Print the name and title of each signing officer under his or her signature.